Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Under rules adopted pursuant to the Dodd-Frank Act, we are required to disclose certain information about the relationship between the compensation actually paid to our named executive officers and certain measures of company performance. The material that follows is provided in compliance with these rules, however, additional information regarding our compensation philosophy, the structure of our performance-based compensation programs, and compensation decisions made this year is described above in our “Compensation Discussion and Analysis”.
The following table provides information regarding compensation actually paid to our principal executive officer, or PEO, and other NEOs for each year from 2020 to 2022, compared to our total shareholder return (TSR) from December 31, 2019 through the end of each such year, and our net income and revenue for each such year.
Year	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(5)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)(8)	Revenue (in millions)(9)
					Total Shareholder Return(6)	S&P Software & Services Select Index Total Shareholder Return(7)
2022	$21,871,907	$14,430,973	$5,676,538	$1,071,621	$130	$109	$(29)	$523
2021	$6,046,686	$(706,678)	$3,169,239	$(2,564,663)	$201	$165	$(115)	$426
2020	$8,437,695	$34,909,416	$4,066,289	$20,466,019	$259	$153	$(47)	$352

(1)	Our PEO for 2020 was Therese Tucker. Our PEO for 2021 and 2022 was Marc Huffman, who succeeded Ms. Tucker as our Chief Executive Officer as of January 1, 2021.
(2)	Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year.
(3)
Represents the compensation actually paid to our PEO in each listed year. Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year. This dollar amount is derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC's rules, as shown in the table below.

	2022	2021	2020
Summary compensation table total	$21,871,907	$6,046,686	$8,437,695
Subtract grant date fair value of option awards and stock awards granted in fiscal year	(20,955,837)	(5,010,486)	(7,668,886)
Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	20,226,134	4,627,638	22,447,884
Adjust for change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	(2,139,424)	(5,223,682)	9,394,923
Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during fiscal year	—	—	—
Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	(4,571,807)	(1,146,834)	2,297,800
Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	—
Compensation actually paid	$14,430,973	$(706,678)	$34,909,416
*
The assumptions used for determining the fair values of outstanding and unvested option awards shown in this table are different from those used to determine the fair values disclosed as of the grant date of such awards. The assumptions used for determining fair values shown in this table are:

	2022	2021	2020
Expected life (in years)	3.66 - 5.42 years	3.73 - 5.52 years	4.28 - 5.76 years
Volatility	52.17 - 59.47%	51.23 - 54.18%	46.73 - 55.99%
Risk-free rate	1.75 - 4.10%	0.39 - 2.33%	0.24 - 1.96%
Expected dividend yield	0%	0%	0%
(4)
Represents the average of the total compensation paid to each of our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of our NEOs other than our PEO for each such year are listed in the table below.

2022	2021	2020
Therese Tucker	Therese Tucker	Marc Huffman
Mark Partin	Mark Partin	Mark Partin
Karole Morgan-Prager	Peter Hirsch	Karole Morgan-Prager
Mark Woodhams	Mark Woodhams	Peter Hirsch
(5)
This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC's rules as shown in the table below.

	2022	2021	2020
Summary compensation table total	$5,676,538	$3,169,239	$4,066,289
Subtract grant date fair value of option awards and stock awards granted in fiscal year	(5,048,172)	(2,485,254)	(3,377,093)
Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	4,717,965	2,314,313	9,885,146
Adjust for change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	(1,995,550)	(3,522,839)	8,020,865
Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during fiscal year	—	—	—
Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	(2,279,160)	(2,040,122)	1,870,812
Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	—
Compensation actually paid	$1,071,621	$(2,564,663)	$20,466,019
*
The assumptions used for determining the fair values of outstanding and unvested option awards shown in this table are different from those used to determine the fair values disclosed as of the grant date of such awards. The assumptions used for determining fair values shown in the table are:

	2022	2021	2020
Expected life (in years)	3.64 - 5.42 years	3.77 - 5.52 years	3.81 - 5.76 years
Volatility	52.17 - 59.47%	51.23 - 54.16%	46.69 - 55.99%
Risk-free rate	1.72 - 4.10%	0.46 - 2.33%	0.19 - 2.06%
Expected dividend yield	0%	0%	0%
(6)
Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.

(7)
The peer group used is the S&P Software & Services Select index, as used in the Company's performance graph in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.

(8)	The dollar amounts reported are the Company's GAAP net income reflected in the Company's audited financial statements.
(9)	In the Company's assessment, GAAP revenue is the most important financial performance measure (other than stock price) used by the Company in 2022 to link compensation actually paid to performance.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(4)
Represents the average of the total compensation paid to each of our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of our NEOs other than our PEO for each such year are listed in the table below.

2022	2021	2020
Therese Tucker	Therese Tucker	Marc Huffman
Mark Partin	Mark Partin	Mark Partin
Karole Morgan-Prager	Peter Hirsch	Karole Morgan-Prager
Mark Woodhams	Mark Woodhams	Peter Hirsch

Peer Group Issuers, Footnote [Text Block]
(7)
The peer group used is the S&P Software & Services Select index, as used in the Company's performance graph in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.

PEO Total Compensation Amount	$ 21,871,907	$ 6,046,686	$ 8,437,695
PEO Actually Paid Compensation Amount	$ 14,430,973	(706,678)	34,909,416
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Represents the compensation actually paid to our PEO in each listed year. Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year. This dollar amount is derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC's rules, as shown in the table below.

	2022	2021	2020
Summary compensation table total	$21,871,907	$6,046,686	$8,437,695
Subtract grant date fair value of option awards and stock awards granted in fiscal year	(20,955,837)	(5,010,486)	(7,668,886)
Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	20,226,134	4,627,638	22,447,884
Adjust for change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	(2,139,424)	(5,223,682)	9,394,923
Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during fiscal year	—	—	—
Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	(4,571,807)	(1,146,834)	2,297,800
Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	—
Compensation actually paid	$14,430,973	$(706,678)	$34,909,416

Non-PEO NEO Average Total Compensation Amount	$ 5,676,538	3,169,239	4,066,289
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,071,621	(2,564,663)	20,466,019
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC's rules as shown in the table below.

	2022	2021	2020
Summary compensation table total	$5,676,538	$3,169,239	$4,066,289
Subtract grant date fair value of option awards and stock awards granted in fiscal year	(5,048,172)	(2,485,254)	(3,377,093)
Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	4,717,965	2,314,313	9,885,146
Adjust for change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	(1,995,550)	(3,522,839)	8,020,865
Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during fiscal year	—	—	—
Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	(2,279,160)	(2,040,122)	1,870,812
Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	—
Compensation actually paid	$1,071,621	$(2,564,663)	$20,466,019

Equity Valuation Assumption Difference, Footnote [Text Block]
*
The assumptions used for determining the fair values of outstanding and unvested option awards shown in this table are different from those used to determine the fair values disclosed as of the grant date of such awards. The assumptions used for determining fair values shown in this table are:

	2022	2021	2020
Expected life (in years)	3.66 - 5.42 years	3.73 - 5.52 years	4.28 - 5.76 years
Volatility	52.17 - 59.47%	51.23 - 54.18%	46.73 - 55.99%
Risk-free rate	1.75 - 4.10%	0.39 - 2.33%	0.24 - 1.96%
Expected dividend yield	0%	0%	0%
*
The assumptions used for determining the fair values of outstanding and unvested option awards shown in this table are different from those used to determine the fair values disclosed as of the grant date of such awards. The assumptions used for determining fair values shown in the table are:

	2022	2021	2020
Expected life (in years)	3.64 - 5.42 years	3.77 - 5.52 years	3.81 - 5.76 years
Volatility	52.17 - 59.47%	51.23 - 54.16%	46.69 - 55.99%
Risk-free rate	1.72 - 4.10%	0.46 - 2.33%	0.19 - 2.06%
Expected dividend yield	0%	0%	0%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationships Between Compensation Actually Paid and Performance
Compensation Actually Paid, as determined under rules adopted pursuant to the Dodd-Frank Act and reflected in the Pay Versus Performance table above (“CAP”) for our CEOs, and cumulative total shareholder return, were both lower in 2022 and 2021 relative to 2020. Our CEO CAP was higher in 2022 than in 2021, while our cumulative TSR was lower in 2022 than in 2021, but this was largely due to the year-end fair value of performance-based equity awards (including retention awards) granted to Mr. Huffman in 2022. As disclosed above under the Section titled “Compensation Discussion and Analysis – Individual Compensation Elements – Long-Term Equity Compensation,” because Mr. Huffman’s employment terminated effective March 6, 2023, he forfeited the majority of these awards (including all such retention awards).
Our average NEO CAP was also lower in 2022 and 2021 relative to 2020, but, in contrast to our CEO CAP, our average NEO CAP saw a smaller increase from 2021 to 2022. This smaller increase is also largely due to our 2022 grants of retention awards. Our average NEO CAP figures also reflect that the NEOs included in each year, as determined under the relevant rules, are different in each of the disclosed years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationships Between Compensation Actually Paid and Performance
Our net income was lower in 2021 relative to 2020 and then increased in 2022 so that net income in 2022 was higher relative to each of 2021 and 2020. These changes are directionally aligned with changes in our CEO CAP and average NEO CAP over these years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationships Between Compensation Actually Paid and Performance
Our revenue increased each year from 2020 to 2022. These increases are not directionally aligned with overall decreases in our CEO CAP and average NEO CAP from 2020 to 2022, but are directionally aligned with increases in our CEO CAP and average NEO CAP from 2021 to 2022.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationships Between Compensation Actually Paid and Performance
During the three-year period covered by this disclosure, our cumulative TSR measured for each disclosed year outperformed the cumulative TSR of the S&P 500 Software & Services Select Index measured on the same basis.

Tabular List [Table Text Block]
Tabular List of Performance Measures
The list below includes the financial performance measures that in our assessment represent the most important financial performance measures used to link compensation actually paid to our NEOs, for 2022, to Company performance.
Performance Measure[8]:
•	Revenue
•	Non-GAAP Net Income
•	Annualized Recurring Revenue (ARR)
•	Stock Price

[8]	Please see Appendix A to this proxy statement for reconciliation of non-GAAP financial measures to GAAP financial measures.

Total Shareholder Return Amount	$ 130	201	259
Peer Group Total Shareholder Return Amount	109	165	153
Net Income (Loss)	$ (29,000,000)	$ (115,000,000)	$ (47,000,000)
Company Selected Measure Amount	523,000,000	426,000,000	352,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Annualized Recurring Revenue (ARR)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
Marc Huffman [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Marc Huffman	Marc Huffman
Therese Tucker [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Therese Tucker
PEO [Member]
Pay vs Performance Disclosure [Table]
Expected Life, Minimum	3 years 7 months 28 days	3 years 8 months 23 days	4 years 3 months 10 days
Expected Life, Maximum	5 years 5 months 1 day	5 years 6 months 7 days	5 years 9 months 3 days
Volatility, Minimum	52.17%	51.23%	46.73%
Volatility, Maximum	59.47%	54.18%	55.99%
Risk Free Interest Rate, Minimum	1.75%	0.39%	0.24%
Risk Free Interest Rate, Maximum	4.10%	2.33%	1.96%
Dividend yield	0.00%	0.00%	0.00%
PEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (20,955,837)	$ (5,010,486)	$ (7,668,886)
PEO [Member] | Fair Value at Fiscal Year-end of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,226,134	4,627,638	22,447,884
PEO [Member] | Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,139,424)	(5,223,682)	9,394,923
PEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,571,807)	(1,146,834)	2,297,800
PEO [Member] | Fair Value as of Prior Fiscal Year-end of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Expected Life, Minimum	3 years 7 months 20 days	3 years 9 months 7 days	3 years 9 months 21 days
Expected Life, Maximum	5 years 5 months 1 day	5 years 6 months 7 days	5 years 9 months 3 days
Volatility, Minimum	52.17%	51.23%	46.69%
Volatility, Maximum	59.47%	54.16%	55.99%
Risk Free Interest Rate, Minimum	1.72%	0.46%	0.19%
Risk Free Interest Rate, Maximum	4.10%	2.33%	2.06%
Dividend yield	0.00%	0.00%	0.00%
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,048,172)	$ (2,485,254)	$ (3,377,093)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-end of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,717,965	2,314,313	9,885,146
Non-PEO NEO [Member] | Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,995,550)	(3,522,839)	8,020,865
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,279,160)	(2,040,122)	1,870,812
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-end of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0